Lease	6 Months Ended
Dec. 31, 2021
Operating Leases Of Lessee Disclosures [Abstract]
LEASE

12. LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of December 31,	As of June 30,
	2021	2021
Right-of-use assets	$155,359	$194,747

Operating lease liabilities - current	$96,227	$98,427
Operating lease liabilities - non-current	50,583	104,755
Total operating lease liabilities	$146,810	$203,182

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2021 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	2.67
Weighted average discount rate	6.92%

During the six months ended December 31, 2021 and December 31, 2020, the Company incurred total operating lease expenses of $45,196 and $47,345, respectively.

As of December 31, 2021, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended December 31 were:

2022	$51,291
2023	102,582
Thereafter	-
Total lease payments	153,873
Less: imputed interest	(7,063)
Present value of lease liabilities	$146,810